FIERA CAPITAL SMALL/MID-CAP GROWTH FUND
FIERA CAPITAL SMALL/MID-CAP GROWTH FUND
Investment Objective
The Fund seeks to achieve long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FIERA CAPITAL SMALL/MID-CAP GROWTH FUND	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FIERA CAPITAL SMALL/MID-CAP GROWTH FUND		Investor Class	Institutional Class
Management Fee		0.95%	0.95%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.25%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.46%	1.21%
Less Fee Waiver/Expense Reimbursement	[3]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.31%	1.06%
[1]	"Other Expenses" are based on actual Other Expenses incurred by the Fund for its fiscal year ended March 31, 2018.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Predecessor Fund (as defined below) and do not include "Acquired Fund Fees and Expenses".
[3]	Fiera Capital Inc. (the "Adviser") has contractually agreed in an Expense Limitation Agreement (the "ELA") until October 1, 2020, to reduce the Management Fee and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.30% and 1.05% of the average daily net assets for the Investor Class and Institutional Class shares of the Fund, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred (the "Three Year Period"), provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be paid were incurred (together, the "Recoupment Conditions"). In addition, under the ELA, FCI may recoup from the Fund any fee reductions or expense reimbursements made by FCI under the expense limitation agreement with the Predecessor Fund (which has the same terms and conditions as the ELA), subject to the Three Year Period not being surpassed from the date of the reduction/reimbursement and subject to the Recoupment Conditions being met. Prior to October 1, 2020, the ELA may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). The ELA will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Since the waivers and/or reimbursements shown in the "Annual Fund Operating Expenses" table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first two years of the other examples. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:

Expense Example - FIERA CAPITAL SMALL/MID-CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	133	447	783	1,733
Institutional Class	108	369	651	1,453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the example above, will reduce the Fund's performance. During the fiscal period ended March 31, 2018, the Fund's portfolio turnover rate was 34% of the average value of its portfolio. This includes the portfolio turnover of APEXcm Small/Mid-Cap Growth Fund, which was a series of The Ultimus Managers Trust managed by the Adviser (defined below) prior to the Reorganization (defined below), which is the predecessor fund to this Fund (the "Predecessor Fund").

Principal Investment Strategies

Fiera Capital Inc. (the "Adviser") seeks to achieve the Fund's investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500™ Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest in exchange-traded funds ("ETFs").

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-cap companies through the purchase of American Depository Receipts ("ADRs") and/or foreign domiciled companies listed on U.S. stock exchanges.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology/technology-related sectors.

In selecting investments for the Fund, the Adviser uses an approach that combines "top-down" secular/macro-economic trend analysis with "bottom- up" security selection. The "top-down" approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. Through this "top-down" view, the Adviser seeks to provide a framework for "bottom up" research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental "bottom-up" research for individual companies that it believes are exhibiting earnings growth potential at different stages of a company's growth cycle and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that the Adviser recognizes as "stable growth" companies. The Adviser believes that stable growth companies can typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as "emerging growth" companies. The Adviser believes that emerging growth companies can typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

The Fund may sell securities and other investments when the Adviser believes that they have achieved full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings reports or similar adverse events or other relevant factors. In general, once a common stock reaches $12 billion in market capitalization, the Adviser expects to gradually liquidate the position.

Principal Investment Risks

The Fund's investments are subject to a variety of risks that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As an investor in the Fund, your investment is subject to the following risks:

  Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

  Depositary Receipts Risk. Depositary receipts are issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts ("ADRs"). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

  ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund may invest can incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

  Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund's income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund's return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the foregoing risks of investing in foreign securities.

  Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

  Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund's ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. The Fund may have to accept a lower selling price for the holding, sell other, liquid or more liquid, investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund's investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

  Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise.

  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology/technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

  Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Performance Information: Annual Total Returns

The returns presented for the Fund prior to February 12, 2018, reflect the performance of the Predecessor Fund which was also managed by the Adviser. As the result of a reorganization that was completed on February 12, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, the Fund adopted the performance of the Predecessor Fund (the "Reorganization"). The Predecessor Fund's investment objectives and strategies were substantially identical to the Fund's investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the Fund. The returns prior to February 12, 2018, are based on the previous performance and the actual fees/expenses of the Predecessor Fund's sole class of shares.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year and by showing how the Predecessor Fund's average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns

The Institutional Class year-to-date return through June 30, 2018 is 5.91%.

Quarterly Returns During This Time Period

Highest 10.14% (quarter ended March 31, 2013)

Lowest 11.81% (quarter ended September 30, 2015)

The following table shows the Predecessor Fund's average annual total returns (after applicable sales charges) for the period ended December 31, 2017 compared to those of an appropriate broad-based index.

Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - FIERA CAPITAL SMALL/MID-CAP GROWTH FUND - Institutional Class		Label	One Year	Five Years	Since Inception [2]	Inception Date
Returns Before Taxes	[1]	Return Before Taxes	26.60%	13.25%	14.11%	Jun. 29, 2012
Return After Taxes on Distributions	[1]	Return After Taxes on Distributions	26.60%	13.18%	14.03%	Jun. 29, 2012
Return After Taxes on Distributions and Sale of Fund Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	15.06%	10.62%	11.41%	Jun. 29, 2012
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	24.46%	15.47%	15.37%	Jun. 29, 2012
[1]	Because Investor Class shares have not been offered for a full calendar year, the information provided represents returns of Institutional Class shares. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Investor Class shares will be lower because Investor Class shares have higher Total Annual Fund Operating Expenses.
[2]	Performance information for the Predecessor Fund's shares and the index is calculated from June 29, 2012, the inception date of the Predecessor Fund's sole class of Shares.
[3]	The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA"). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.